STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Australia - 5.3%
ANZ Group Holdings Ltd.	3,542	$77,836
Aristocrat Leisure Ltd.	663	30,701
BHP Group Ltd.	5,794	163,055
Commonwealth Bank of Australia	1,943	214,580
CSL Ltd.	567	74,361
Macquarie Group Ltd.	442	64,148
National Australia Bank Ltd.	3,489	101,928
QBE Insurance Group Ltd.	1,800	24,524
Rio Tinto Ltd.	429	34,640
Transurban Group	3,536	32,289
Wesfarmers Ltd.	1,329	80,922
Westpac Banking Corp.	3,985	102,759
Woodside Energy Group Ltd.	2,171	33,084
		1,034,827

Austria - 0.2%
Erste Group Bank AG	386	37,705

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	1,169	69,721
KBC Group NV	301	35,852
UCB SA	143	39,454
		145,027

Canada - 12.6%
Agnico Eagle Mines Ltd.	585	98,530
Alimentation Couche-Tard, Inc.	885	47,217
Bank of Montreal	825	107,504
Bank of Nova Scotia	1,399	90,462
Barrick Mining Corp.	1,989	65,328
Brookfield Corp.	1,529	104,911
Cameco Corp.	519	43,558
Canadian Imperial Bank of Commerce	1,095	87,501
Canadian National Railway Co.	715	67,426
Canadian Natural Resources Ltd.	2,405	76,901
Canadian Pacific Kansas City Ltd.	1,100	81,925
Celestica, Inc. (a)	128	31,498
Constellation Software, Inc.	22	59,722
Dollarama, Inc.	312	41,147
Enbridge, Inc.	2,547	128,494
Fairfax Financial Holdings Ltd.	26	45,487
Fortis, Inc.	599	30,383
Franco-Nevada Corp.	221	49,191

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Canada - 12.6% (Continued)
Intact Financial Corp.	208	$40,469
Kinross Gold Corp.	1,383	34,324
Loblaw Cos. Ltd.	672	25,992
Manulife Financial Corp.	1,954	60,879
National Bank of Canada	447	47,482
Nutrien Ltd.	549	32,241
Royal Bank of Canada	1,664	245,254
Shopify, Inc. - Class A (a)	1,382	205,319
Sun Life Financial, Inc.	663	39,812
Suncor Energy, Inc.	1,469	61,475
TC Energy Corp.	1,250	67,965
Thomson Reuters Corp.	156	24,223
Toronto-Dominion Bank	1,970	157,521
Waste Connections, Inc.	299	52,564
Wheaton Precious Metals Corp.	542	60,653
WSP Global, Inc.	161	31,640
		2,444,998

Denmark - 1.7%
Danske Bank AS	767	32,680
DSV AS	232	46,140
Novo Nordisk AS	3,960	214,659
Novonesis Novozymes B	468	28,641
		322,120

Finland - 0.6%
Nokia Oyj	6,363	30,472
Nordea Bank Abp	3,662	60,084
Sampo Oyj	2,477	28,436
		118,992

France - 11.0%
Air Liquide SA	690	143,274
Airbus SE	694	160,840
AXA SA	2,173	103,682
BNP Paribas SA	1,256	114,032
Capgemini SE	192	27,850
Cie de Saint-Gobain SA	455	48,964
Cie Generale des Etablissements Michelin SCA	807	28,935
Danone SA	777	67,652
Engie SA	1,902	40,764
EssilorLuxottica SA	369	119,570
Hermes International SCA	39	95,377

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
France - 11.0% (Continued)
Legrand SA	299	$49,357
L'Oreal SA	286	123,735
LVMH Moet Hennessy Louis Vuitton SE	299	182,717
Orange SA	2,109	34,195
Safran SA	436	153,617
Sanofi SA	1,353	124,776
Schneider Electric SE	650	181,321
Societe Generale SA	930	61,538
Thales SA	103	32,239
TotalEnergies SE	2,491	151,288
Vinci SA	664	91,950
		2,137,673

Germany - 9.5%
adidas AG	196	41,283
Allianz SE	438	183,788
BASF SE	1,067	53,103
Bayer AG	1,079	35,762
Bayerische Motoren Werke AG	338	33,905
Commerzbank AG	1,081	40,727
Deutsche Bank AG	2,166	76,163
Deutsche Boerse AG	221	59,184
Deutsche Post AG	1,105	49,221
Deutsche Telekom AG	3,894	132,627
E.ON SE	2,647	49,770
Heidelberg Materials AG	142	31,934
Infineon Technologies AG	1,471	57,337
Mercedes-Benz Group AG	917	57,566
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	156	99,525
Rheinmetall AG	53	123,485
RWE AG	706	31,348
SAP SE	1,221	326,699
Siemens AG	942	253,486
Siemens Energy AG (a)	784	91,512
Vonovia SE	971	30,267
		1,858,692

Hong Kong - 1.3%
AIA Group Ltd.	12,510	120,005
Hong Kong Exchanges & Clearing Ltd.	1,425	80,937
Prudential PLC	3,146	44,045
		244,987

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Ireland - 0.3%
Experian PLC	1,005	$50,308

Italy - 2.7%
Enel SpA	9,151	86,659
Eni SpA	2,203	38,450
Ferrari NV	119	57,506
Generali	1,266	49,659
Intesa Sanpaolo SpA	18,607	122,641
Leonardo SpA	482	30,569
UniCredit SpA	1,860	140,786
		526,270

Japan - 18.5%
Advantest Corp.	845	83,709
Aeon Co. Ltd.	2,700	32,772
Ajinomoto Co., Inc.	1,004	28,826
Bridgestone Corp.	650	30,099
Canon, Inc.	939	27,538
Chugai Pharmaceutical Co. Ltd.	728	31,742
Dai-ichi Life Holdings, Inc.	4,160	32,800
Daiichi Sankyo Co. Ltd.	2,158	48,374
Daikin Industries Ltd.	312	36,035
Denso Corp.	2,119	30,599
East Japan Railway Co.	1,200	29,374
FANUC Corp.	1,079	31,096
Fast Retailing Co. Ltd.	210	63,958
FUJIFILM Holdings Corp.	1,300	32,358
Fujikura Ltd.	300	29,323
Fujitsu Ltd.	2,028	47,777
Hitachi Ltd.	5,288	140,527
Honda Motor Co. Ltd.	4,426	45,821
Hoya Corp.	390	53,996
ITOCHU Corp.	1,625	92,587
Japan Tobacco, Inc.	1,248	41,030
KDDI Corp.	3,389	54,094
Keyence Corp.	221	82,461
Komatsu Ltd.	1,066	37,195
Marubeni Corp.	1,872	46,811
Mitsubishi Corp.	4,207	100,449
Mitsubishi Electric Corp.	2,349	60,407
Mitsubishi Estate Co. Ltd.	1,300	29,914
Mitsubishi Heavy Industries Ltd.	3,787	99,332
Mitsubishi UFJ Financial Group, Inc.	11,830	191,507

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Japan - 18.5% (Continued)
Mitsui & Co. Ltd.	3,171	$78,908
Mitsui Fudosan Co. Ltd.	2,964	32,329
Mizuho Financial Group, Inc.	2,730	92,080
MS&AD Insurance Group Holdings, Inc.	1,517	34,426
Murata Manufacturing Co. Ltd.	2,106	40,095
NEC Corp.	1,530	49,029
Nintendo Co. Ltd.	1,360	117,759
NTT, Inc.	59,670	62,420
Oriental Land Co. Ltd.	1,170	28,221
ORIX Corp.	1,235	32,419
Panasonic Holdings Corp.	2,638	28,719
Recruit Holdings Co. Ltd.	1,586	85,400
Seven & i Holdings Co. Ltd.	2,344	31,558
Shin-Etsu Chemical Co. Ltd.	2,149	70,522
SoftBank Corp.	32,986	48,558
SoftBank Group Corp.	1,144	144,542
Sompo Holdings, Inc.	1,040	32,174
Sony Financial Group, Inc. (a)	7,090	7,863
Sony Group Corp.	7,090	204,188
Sumitomo Corp.	1,326	38,448
Sumitomo Mitsui Financial Group, Inc.	4,283	120,944
Takeda Pharmaceutical Co. Ltd.	1,764	51,470
TDK Corp.	2,100	30,509
Terumo Corp.	1,612	26,630
Tokio Marine Holdings, Inc.	2,093	88,724
Tokyo Electron Ltd.	521	92,866
Toyota Motor Corp.	12,031	231,818
		3,595,130

Netherlands - 4.6%
Adyen NV (a)(b)	35	56,090
Argenx SE (a)	72	52,173
ASML Holding NV	449	436,533
Ferrovial SE	528	30,239
ING Groep NV	3,526	91,384
Koninklijke Ahold Delhaize NV	1,079	43,641
Prosus NV	1,510	106,263
Universal Music Group NV	1,152	33,218
Wolters Kluwer NV	273	37,228
		886,769

Norway - 0.1%
DNB Bank ASA	969	26,362

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Singapore - 1.5%
DBS Group Holdings Ltd.	2,404	$95,325
Oversea-Chinese Banking Corp. Ltd.	4,583	58,409
Sea Ltd. - ADR (a)	324	57,909
Singapore Telecommunications Ltd.	9,790	31,344
United Overseas Bank Ltd.	1,747	46,832
		289,819

Spain - 3.1%
Amadeus IT Group SA	534	42,319
Banco Bilbao Vizcaya Argentaria SA	6,757	129,627
Banco Santander SA	17,329	180,543
CaixaBank SA	4,020	42,222
Iberdrola SA	7,662	144,874
Industria de Diseno Textil SA	1,304	71,909
		611,494

Sweden - 1.6%
Assa Abloy AB - Class B	1,118	38,785
Atlas Copco AB - Class A	2,815	47,513
Investor AB (a)	2,174	67,903
Sandvik AB	1,196	33,259
Skandinaviska Enskilda Banken AB - Class A	1,730	33,793
Swedbank AB - Class A	1,248	37,542
Volvo AB - Class B	1,770	50,669
		309,464

Switzerland - 9.4%
ABB Ltd.	1,855	133,570
Alcon AG	596	44,368
Amrize Ltd. (a)	551	26,572
Cie Financiere Richemont SA	552	105,123
Geberit AG	39	29,258
Givaudan SA	9	36,540
Glencore PLC	12,677	58,240
Holcim AG	596	50,417
Lonza Group AG	81	53,644
Nestle SA	2,940	269,865
Novartis AG	2,310	290,531
Partners Group Holding AG	26	33,755
Roche Holding AG	833	271,964
Sandoz Group AG	524	31,050
Sika AG	194	43,160
Swiss Life Holding AG	31	33,319

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Switzerland - 9.4% (Continued)
Swiss Re AG	353	$65,208
UBS Group AG	3,368	137,546
Zurich Insurance Group AG	172	122,424
		1,836,554

United Kingdom - 14.0%
3i Group PLC	1,154	63,462
Anglo American PLC	1,343	50,303
Ashtead Group PLC	494	32,986
AstraZeneca PLC	1,767	265,733
Aviva PLC - Class B (a)	3,418	31,525
BAE Systems PLC	3,603	99,772
Barclays PLC	16,390	83,675
BP PLC	16,986	97,260
British American Tobacco PLC	2,597	137,857
Compass Group PLC	1,962	66,733
Diageo PLC	2,623	62,634
GSK PLC	4,438	93,977
Haleon PLC	9,814	43,873
Halma PLC	406	18,838
HSBC Holdings PLC	20,629	289,924
Imperial Brands PLC	988	41,962
Lloyds Banking Group PLC	72,397	81,613
London Stock Exchange Group PLC	581	66,543
National Grid PLC	5,683	81,590
NatWest Group PLC	9,362	65,674
Reckitt Benckiser Group PLC	806	61,983
RELX PLC	2,136	102,182
Rio Tinto PLC	1,262	82,954
Rolls-Royce Holdings PLC	10,027	160,475
Shell PLC	6,970	248,082
SSE PLC	1,239	29,019
Standard Chartered PLC	2,742	52,937
Tesco PLC	8,047	48,214
Unilever PLC	2,804	165,928
		2,727,708

United States - 0.4%
Brookfield Asset Management Ltd. - Class A	465	26,463
Flutter Entertainment PLC (a)	207	53,841
		80,304
TOTAL COMMON STOCKS (Cost $16,109,963)		19,285,203

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares	Value
Australia - 0.3%
Goodman Group	2,107	$45,702
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,331)		45,702

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Volkswagen AG	231	24,940
TOTAL PREFERRED STOCKS (Cost $27,420)		24,940

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.05%(c)	42,378	42,378
TOTAL MONEY MARKET FUNDS (Cost $42,378)		42,378

TOTAL INVESTMENTS - 99.7% (Cost $16,228,092)		$19,398,223
Other Assets in Excess of Liabilities - 0.3%		55,448
TOTAL NET ASSETS - 100.0%		$19,453,671

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $56,090 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive International Developed Markets ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$19,285,203	$—	$—	$19,285,203
Real Estate Investment Trusts	45,702	—	—	45,702
Preferred Stocks	24,940	—	—	24,940
Money Market Funds	42,378	—	—	42,378
Total Investments	$19,398,223	$—	$—	$19,398,223

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended September 30, 2025, the Strive International Developed Markets ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.